Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 345,517,557	$ 346,678,349
Total Liabilities	38,430,427	47,394,423	$ 42,872,552
Wilco Holdco Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	2,570,188,000	2,610,372,000		$ 2,285,587,000
Total Liabilities	$ 1,689,399,000	1,709,255,000		1,380,668,000
Wilco Holdco Inc | Variable Interest Entity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		19,700,000		14,300,000
Total Liabilities		$ 6,500,000		$ 1,000,000